                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               --------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 220
         Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark D. Lerner
Title: Vice President
Phone: (410) 602-0195

Signature, Place, and Date of Signing:

 /s/ Mark D. Lerner           Baltimore, Maryland             May 15, 2000
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        -----------

Form 13F Information Table Entry Total: 49
                                        -----------

Form 13F Information Table Value Total: $598,880
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Aerial Comm.           Common          007655103    3,772      66,400   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
AHT Corporation        Common          00756H108    1,496     443,300   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Akamai Technologies    Common          00971T101    4,581      29,600   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Alza Corporation       Common          022615108   22,759     605,900   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Applied Materials      Common          038222105    9,948     106,393   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Artistdirect           Common          04315D103      381      50,000   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
AtHome Corp.           Common          045919107      329      10,000   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Atlantic Richfield     Common          048825103   93,509   1,100,100   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Abbott Labs            Common          002824100   15,173     431,190   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Honeywell Int'l        Common          438516106    1,442      27,375   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Banc One               Common          06423A103    1,203      35,000   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Caremark RX, Inc.      Common          141705103   27,012   6,450,500   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
CBS, Inc               Common          12490K107   20,334     359,100   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
CMGI, Inc.             Common          125750109    2,953      26,200   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Comcast Class K        Common          200300200    1,173      26,740   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________

                           FORM 13F INFORMATION TABLE


     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Computer Associates      Common        904912109    10,838    183,104  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Computer Sciences        Common        205363104     3,197     40,400  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Corning Glass            Common        219350105    11,639     59,994  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
DII Group, Inc.          Common        232949107    21,821    193,000  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Dynatech                 Common        268140100     2,999    207,700  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Doubleclick, Inc.        Common        258609304    27,676    295,600  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Eastern Utilities        Common        277173100     3,950    125,900  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Esat Telecom Group       Common        26883Y102    14,042    140,600  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Exxon Mobil Corp.        Common        30231G102     3,367     43,200  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Fleet Fin. Warrants      Common        338915119     2,268     68,992  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Healthsouth Corp.        Common        421924101       994    174,800  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Intervu Inc.             Common        46114R106     8,172     90,800  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Illinois Toolworks       Common        452308109    12,359    223,700  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Infinity Broadcasting    Common        456625102    27,677    854,875  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Michael Foods            Common        594079105       221     10,500  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________
Medimmune, Inc.          Common        584699102     4,539     26,070  SH             SOLE                   SOLE
_________________________________________________________________________________________________________________________________


                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

Microsoft, Inc.         Common          594918104   20,592     194,265  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Motorola                Common          620076109   45,234     317,709  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Northern Telecom        Common          656569100   24,827     196,844  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Payless Shoesource      Common          704379106    7,972     153,500  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Pharmacia Corp.         Common          716941109   14,081     218,614  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Reynolds Metals         Common          761763101   34,066     509,400  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Sybron Chemical         Common          870903101      533      37,700  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Scottish Power          Common          81013T705    1,426      45,000  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Shire Pharmaceuticals   Common          82481R106    5,269     102,800  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Solectron Corp.         Common          834182107    5,240     130,600  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Thermadyne Holdings     Common          883435208      514      26,004  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Thermo Bionalaysis      Common          88355H108      462      16,700  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Times Mirror            Common          887364107   19,443     209,200  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

US Food Services        Common          90331R101   22,403     870,000  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Ventiv Health           Common          922793104    4,519     449,132  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

Voicestream Wireless    Common          928615103   26,436     205,226  SH           SOLE                     SOLE
_________________________________________________________________________________________________________________________________

[Repeat as necessary.]


                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Wicor, Inc.             Common        929253102     4,039     130,300   SH            SOLE                   SOLE
_________________________________________________________________________________________________________________________________


